Available for Sale Securities and Other Investments - Amortized Cost, Gross Unrealized Gains and Losses and Estimated Fair Value of Available for Sale Investments (Details) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		$ 1,411,762
Gross Unrealized Gains		378
Gross Unrealized Losses		2,254
Estimated Fair Value	$ 0	1,409,886
U.S. government securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		1,073,038
Gross Unrealized Gains		1
Gross Unrealized Losses		183
Estimated Fair Value		1,072,856
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		211,209
Gross Unrealized Gains		376
Gross Unrealized Losses		1,067
Estimated Fair Value		210,518
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		16,068
Gross Unrealized Gains		0
Gross Unrealized Losses		426
Estimated Fair Value		15,642
Other asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		111,447
Gross Unrealized Gains		1
Gross Unrealized Losses		578
Estimated Fair Value		$ 110,870